Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about defined benefit plans [abstract]
Summary of employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Employee severance indemnity	5,677	4,936
Jubilee benefits	228	213
Other post-employment plans	1,228	979
Long term incentive plan	—	169
Stock grant plan	280	1,353
Other share-based compensation	—	665
Total employee benefits	7,413	8,315

Summary of group's liabilities for employee benefits

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2022	5,895	253	659	40	6,847
Interest cost	55	3	60	—	118
Current service cost	497	31	178	6	712
Benefits paid	(603)	(25)	(114)	(6)	(748)
Actuarial gains and losses	(908)	(49)	68	(1)	(890)
Exchange rate differences	—	—	89	—	89
At December 31, 2022	4,936	213	940	39	6,128

Recognized in the consolidated income statement	551	(16)	238	6	780
Recognized in the other comprehensive income	(908)	—	68	(1)	(841)

At January 1, 2023	4,936	213	940	39	6,128
Acquisition of Perugini S.r.l.	387	—	—	—	387
Interest cost	178	6	83	2	269
Current service cost	353	26	259	9	647
Benefits paid	(422)	(21)	(233)	(15)	(691)
Actuarial gains and losses	245	4	(9)	10	250
Exchange rate differences	—	—	143	—	143
At December 31, 2023	5,677	228	1,183	45	7,133

Recognized in the consolidated income statement	531	36	341	11	919
Recognized in the other comprehensive income	245	—	(9)	10	246

Summary of assumptions used for determining defined benefit obligations and quantitative impact

The principal assumptions used for determining the obligations under the plan described are as follows:

At December 31, 2023

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.17%	2.80%	9.25%	3.17%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.00%	—	3.50%	—

At December 31, 2022

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.77%	3.10%	9.25%	3.77%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.30%	—	3.50%	—

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2023 and December 31, 2022 is reported as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Turnover rate +1,00%	19	31
Turnover rate -1,00%	(21)	(34)
Inflation rate +0,25%	82	72
Inflation rate -0,25%	(80)	(70)
Annual discount rate +0,25%	(111)	(97)
Annual discount rate -0,25%	115	101

Summary of components of liabilities for long-term incentive plan, cash settled awards and stock grant plan

The Group’s liability for the Long-term Incentive plan is as follows:

Long Term Incentive Plan 2020-2023
(EUR thousand)
At January 1, 2022	3,653
Interest cost	63
Current service cost	(928)
Actuarial gains and losses *	(2,619)
At December 31, 2022	169
Benefits paid	(169)
At December 31, 2023	—

*According to IAS 19, actuarial gains and losses are recognized in profit or loss

The following table summarizes the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

Stock grant plan 2021-2027
(EUR thousand)
At January 1, 2022	1,353
Current service cost	—
At December 31, 2022	1,353
Reclassified in Equity Reserve for share-based incentive plans	(1,073)
At December 31, 2023	280